Commitments And Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 17, 2009	Mar. 31, 2010	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 25, 2007
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited			$ 22,138	$ 22,070
Operating lease rental expenses			3,933	3,131	$ 2,595
Minimum operating lease payment, 2019			2,802
Minimum operating lease payment, 2020			1,757
Minimum operating lease payment, 2021			1,263
Minimum operating lease payment, 2022			65
Minimum operating lease payment, 2023			0
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection			92,408	81,165
Adversary proceeding pending on litigation filled by AASI creditor liquidating trust	$ 854
Litigation settlement expenses		$ 220
FCI
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited			$ 448	468
All American
Commitments and Contingencies Disclosure [Line Items]
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection						$ 256
Distribution claim received as beneficiary				$ 265